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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York        August 3, 2009
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       119,479
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                VOTING
                                                                                              AUTHORITY:
                                                                                                 SOLE/
                                 TITLE OF             VALUE  SHRS. OR  SH/P PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                     CLASS    CUSIP   (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
-------------------------------- -------- --------- -------- --------- ---- ---- ------ ----- ----------
ACCENTURE                        COM      G1150G111    4827    144262    SH       SOLE           SOLE
ANALOG DEVICES                   COM      032654105     451     18200    SH       SOLE           SOLE
AMERICAN TOWER                   COM      029912201    2324     73700    SH       SOLE           SOLE
APOLLO GROUP                     COM      037604105    8406    118200    SH       SOLE           SOLE
BED BATH   BEYOND                COM      075896100    4437    144300    SH       SOLE           SOLE
CEPHALON                         COM      156708109     358      6320    SH       SOLE           SOLE
CHESAPEAKE ENERGY                COM      165167107    2739    137865    SH       SOLE           SOLE
COACH                            COM      189754104     314     11700    SH       SOLE           SOLE
EOG RESOURCES                    COM      26875P101    4642     68345    SH       SOLE           SOLE
EXELON                           COM      30161N101    1939     37863    SH       SOLE           SOLE
GENERAL MILLS                    COM      370334104    2056     36700    SH       SOLE           SOLE
LINEAR TECHNOLOGY                COM      535678106     501     21464    SH       SOLE           SOLE
LORILLARD INC                    COM      544147101    1972     29100    SH       SOLE           SOLE
MCDONALD'S                       COM      580135101    1306     22723    SH       SOLE           SOLE
MEDTRONIC                        COM      585055106    2762     79162    SH       SOLE           SOLE
MICROSOFT                        COM      594918104   19882    836792    SH       SOLE           SOLE
ORACLE                           COM      68389X105   29518   1378035    SH       SOLE           SOLE
PALM                             COM      696643105     754     45491    SH       SOLE           SOLE
PRECISION CASTPARTS              COM      740189105     219      3000    SH       SOLE           SOLE
RESEARCH IN MOTION               COM      760975102   15828    222652    SH       SOLE           SOLE
POLO RALPH LAUREN                COM      731572103    1328     24800    SH       SOLE           SOLE
ROSS STORES                      COM      778296103     662     17157    SH       SOLE           SOLE
AT&T                             COM      00206R102    3529    142139    SH       SOLE           SOLE
TJX MPANIES                      COM      872540109    7172    227965    SH       SOLE           SOLE
TRAVELERS S                      COM      89417E109     568     13855    SH       SOLE           SOLE
ULTRA PETROLEUM                  COM      903914109     246      6300    SH       SOLE           SOLE
VULCAN MATERIALS                 COM      929160109     737     17100    SH       SOLE           SOLE